UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Troob Capital Management LLC

Address:   777 Westchester Avenue, Suite 203
           White Plains, New York 10604


Form 13F File Number: 028-11213


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Douglas Troob
Title:  Managing Member
Phone:  (914) 694-5777

Signature,  Place,  and  Date  of  Signing:

/s/ Douglas Troob                  White Plains, New York             5/11/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              21

Form 13F Information Table Value Total:  $      213,773
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
-------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                     VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ABITIBIBOWATER INC         COM NEW        003687209      745    52,160 SH       SOLE                   52,160      0    0
AK STL HLDG CORP           COM            001547108    1,900   251,260 SH       SOLE                  251,260      0    0
BEAZER HOMES USA INC       COM            07556Q105    2,708   833,195 SH       SOLE                  833,195      0    0
BOISE INC                  COM            09746Y105   33,395 4,067,605 SH       SOLE                4,067,605      0    0
DANA HLDG CORP             COM            235825205    5,745   370,616 SH       SOLE                  370,616      0    0
DELPHI AUTOMOTIVE PLC      SHS            G27823106   13,679   432,881 SH       SOLE                  432,881      0    0
FLUOR CORP NEW             COM            343412102      802    13,350 SH       SOLE                   13,350      0    0
INTL PAPER CO              COM            460146103    1,316    37,500 SH       SOLE                   37,500      0    0
ISHARES TR                 RUSSELL 2000   464287655   68,658   829,100 SH  PUT  SOLE                  829,100      0    0
ISHARES TR                 RUSSELL 2000   464287655    6,625    80,000 SH  PUT  SOLE                   80,000      0    0
ISHARES SILVER TRUST       ISHARES        46428Q109    7,876   251,000 SH  CALL SOLE                  251,000      0    0
ISHARES SILVER TRUST       ISHARES        46428Q109    7,861   250,500 SH  CALL SOLE                  250,500      0    0
ISHARES SILVER TRUST       ISHARES        46428Q109    3,138   100,000 SH  CALL SOLE                  100,000      0    0
JOURNAL COMMUNICATIONS INC CL A           481130102   13,091 2,325,206 SH       SOLE                2,325,206      0    0
KB HOME                    COM            48666K109      552    62,000 SH       SOLE                   62,000      0    0
KB HOME                    COM            48666K109    4,474   502,700 SH  CALL SOLE                  502,700      0    0
MEDIA GEN INC              CL A           584404107    5,854 1,138,977 SH       SOLE                1,138,977      0    0
REVLON INC                 CL A NEW       761525609   17,549 1,008,539 SH       SOLE                1,008,539      0    0
RITE AID CORP              COM            767754104    3,105 1,784,584 SH       SOLE                1,784,584      0    0
SUPERIOR ENERGY SVCS INC   COM            868157108    7,813   296,389 SH       SOLE                  296,389      0    0
UNITED STATES OIL FUND LP  UNITS          91232N108    6,889   175,600 SH  CALL SOLE                  175,600      0    0


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